Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wilshire Mutual Funds, Inc.
Entity Central Index Key	0000890453
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Large Company Growth Portfolio - Investment Class returned 21.97% in 2025, outperforming the Russell 1000 Growth Index return of 18.70%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, is up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap Indexsm underperformed FT Wilshire Large Cap Indexsm by 9.78% for the 1-year period. Growth stocks continued to outperform Value stock during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as the mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investment such as high yield, outperformed marginally the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Information Technology was by far the top contributor of relative performance.

Top Detractors
↓	Stock selection within Consumer Discretionary was the primary detractor of relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	21.97	14.27	16.16
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 1000 Growth Total Return	18.70	15.35	18.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 282,714,094
Holdings Count | $ / shares	365
Advisory Fees Paid, Amount	$ 1,977,290
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$282,714,094
Number of Holdings	365
Net Advisory Fee	$1,977,290
Portfolio Turnover	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Information Technology	40.6%
Communication Services	13.1%
Consumer Discretionary	10.7%
Health Care	8.9%
Financials	4.0%
Industrials	3.4%
Mortgage Securities	3.0%
Utilities	1.6%
Asset Backed Securities	1.3%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.3%
Microsoft Corp.	8.2%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.5%
Alphabet, Inc.	5.4%
Broadcom, Inc.	4.4%
Meta Platforms, Inc.	3.8%
Voya VACS Series SC Fund	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
AppLovin Corp.	2.0%
[1]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Large Company Growth Portfolio - Institutional Class returned 22.36% in 2025, outperforming the Russell 1000 Growth Index return of 18.70%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, is up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap Indexsm underperformed FT Wilshire Large Cap Indexsm by 9.78% for the 1-year period. Growth stocks continued to outperform Value stock during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as the mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investment such as high yield, outperformed marginally the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Information Technology was by far the top contributor of relative performance.

Top Detractors
↓	Stock selection within Consumer Discretionary was the primary detractor of relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	22.36	14.62	16.53
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 1000 Growth Total Return	18.70	15.35	18.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 282,714,094
Holdings Count | $ / shares	365
Advisory Fees Paid, Amount	$ 1,977,290
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$282,714,094
Number of Holdings	365
Net Advisory Fee	$1,977,290
Portfolio Turnover	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Information Technology	40.6%
Communication Services	13.1%
Consumer Discretionary	10.7%
Health Care	8.9%
Financials	4.0%
Industrials	3.4%
Mortgage Securities	3.0%
Utilities	1.6%
Asset Backed Securities	1.3%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.3%
Microsoft Corp.	8.2%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.5%
Alphabet, Inc.	5.4%
Broadcom, Inc.	4.4%
Meta Platforms, Inc.	3.8%
Voya VACS Series SC Fund	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
AppLovin Corp.	2.0%
[2]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$139	1.29%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Large Company Value Portfolio - Investment Class returned 15.73% in 2025, underperforming the Russell 1000 Value Index return of 15.91%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Materials was the top contributor of relative returns.

Top Detractors
↓	Stock selection within Communication Services and Information Technology were the top 2 detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	15.73	11.13	9.31
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 1000 Value Total Return	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 171,053,328
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 1,183,732
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$171,053,328
Number of Holdings	506
Net Advisory Fee	$1,183,732
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Financials	19.5%
Information Technology	13.0%
Health Care	13.0%
Industrials	10.5%
Consumer Discretionary	5.8%
Energy	5.5%
Communication Services	5.2%
Materials	5.0%
Consumer Staples	4.3%
Cash & Other	18.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.2%
Alphabet, Inc.	1.7%
Amazon.com, Inc.	1.5%
Workday, Inc.	1.5%
Microsoft Corp.	1.4%
Bank of America Corp.	1.4%
F5, Inc.	1.3%
Citigroup, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Salesforce, Inc.	1.2%
[3]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WLCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Large Company Value Portfolio - Institutional Class returned 16.03% in 2025 outperforming the Russell 1000 Value Index return of 15.91%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Materials was the top contributor of relative returns.

Top Detractors
↓	Stock selection within Communication Services and Information Technology were the top 2 detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	16.03	11.45	9.59
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 1000 Value Total Return	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 171,053,328
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 1,183,732
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$171,053,328
Number of Holdings	506
Net Advisory Fee	$1,183,732
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Financials	19.5%
Information Technology	13.0%
Health Care	13.0%
Industrials	10.5%
Consumer Discretionary	5.8%
Energy	5.5%
Communication Services	5.2%
Materials	5.0%
Consumer Staples	4.3%
Cash & Other	18.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.2%
Alphabet, Inc.	1.7%
Amazon.com, Inc.	1.5%
Workday, Inc.	1.5%
Microsoft Corp.	1.4%
Bank of America Corp.	1.4%
F5, Inc.	1.3%
Citigroup, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Salesforce, Inc.	1.2%
[4]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Small Company Growth Portfolio - Investment Class returned 7.91% in 2025, underperforming the Russell 2000 Growth Index return of 13.01%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Slight overweight exposure to Healthcare was the top contributor of returns.

Top Detractors
↓	Stock selection within Healthcare was by far the largest detractor of relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	7.91	0.51	7.82
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 2000 Growth Total Return	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 22,229,341
Holdings Count | $ / shares	414
Advisory Fees Paid, Amount	$ 43,794
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,229,341
Number of Holdings	414
Net Advisory Fee	$43,794
Portfolio Turnover	121%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Health Care	29.7%
Industrials	20.5%
Information Technology	18.4%
Financials	10.3%
Consumer Discretionary	9.7%
Energy	3.9%
Consumer Staples	1.9%
Materials	1.9%
Real Estate	1.3%
Cash & Other	2.4%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	1.6%
Ligand Pharmaceuticals, Inc.	1.3%
Cogent Biosciences, Inc.	1.2%
Federal Signal Corp.	1.2%
Tarsus Pharmaceuticals, Inc.	1.1%
ADMA Biologics, Inc.	1.1%
Primoris Services Corp.	1.0%
Casella Waste Systems, Inc.	1.0%
UL Solutions, Inc.	1.0%
AAON, Inc.	0.9%
[5]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Small Company Growth Portfolio - Institutional Class returned 8.10% in 2025,  underperforming the Russell 2000 Growth Index return of 13.01%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Slight overweight exposure to Healthcare was the top contributor of returns.

Top Detractors
↓	Stock selection within Healthcare was by far the largest detractor of relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	8.10	0.76	8.09
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 2000 Growth Total Return	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 22,229,341
Holdings Count | $ / shares	414
Advisory Fees Paid, Amount	$ 43,794
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,229,341
Number of Holdings	414
Net Advisory Fee	$43,794
Portfolio Turnover	121%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Health Care	29.7%
Industrials	20.5%
Information Technology	18.4%
Financials	10.3%
Consumer Discretionary	9.7%
Energy	3.9%
Consumer Staples	1.9%
Materials	1.9%
Real Estate	1.3%
Cash & Other	2.4%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	1.6%
Ligand Pharmaceuticals, Inc.	1.3%
Cogent Biosciences, Inc.	1.2%
Federal Signal Corp.	1.2%
Tarsus Pharmaceuticals, Inc.	1.1%
ADMA Biologics, Inc.	1.1%
Primoris Services Corp.	1.0%
Casella Waste Systems, Inc.	1.0%
UL Solutions, Inc.	1.0%
AAON, Inc.	0.9%
[6]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

Top Contributors
↑	Stock selection within Energy and Consumer Discretionary were the top 2 contributors of return.

Top Detractors
↓	Stock selection within Healthcare was the top detractor of relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	10.35	10.54	8.60
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 2000 Value Total Return	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 22,035,956
Holdings Count | $ / shares	684
Advisory Fees Paid, Amount	$ 42,015
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,035,956
Number of Holdings	684
Net Advisory Fee	$42,015
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Financials	28.5%
Industrials	16.1%
Consumer Discretionary	11.7%
Health Care	10.2%
Materials	6.8%
Energy	6.7%
Real Estate	6.5%
Information Technology	5.9%
Utilities	3.4%
Cash & Other	4.2%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.4%
Triumph Financial, Inc.	1.4%
Astrana Health, Inc.	1.3%
Ducommun, Inc.	1.1%
Ryman Hospitality Properties, Inc.	1.1%
Bank OZK	1.1%
Mesa Laboratories, Inc.	1.0%
Magnolia Oil & Gas Corp.	1.0%
United States Lime & Minerals, Inc.	0.9%
Live Oak Bancshares, Inc.	0.8%
[7]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Small Company Value Portfolio - Insitutional Class returned 10.6% in 2025, underperforming the Russell 2000 Value Index return of 12.59%. The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Energy and Consumer Discretionary were the top 2 contributors of return.

Top Detractors
↓	Stock selection within Healthcare was the top detractor of relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	10.60	10.81	8.87
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 2000 Value Total Return	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 22,035,956
Holdings Count | $ / shares	684
Advisory Fees Paid, Amount	$ 42,015
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,035,956
Number of Holdings	684
Net Advisory Fee	$42,015
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Financials	28.5%
Industrials	16.1%
Consumer Discretionary	11.7%
Health Care	10.2%
Materials	6.8%
Energy	6.7%
Real Estate	6.5%
Information Technology	5.9%
Utilities	3.4%
Cash & Other	4.2%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.4%
Triumph Financial, Inc.	1.4%
Astrana Health, Inc.	1.3%
Ducommun, Inc.	1.1%
Ryman Hospitality Properties, Inc.	1.1%
Bank OZK	1.1%
Mesa Laboratories, Inc.	1.0%
Magnolia Oil & Gas Corp.	1.0%
United States Lime & Minerals, Inc.	0.9%
Live Oak Bancshares, Inc.	0.8%
[8]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	FT Wilshire 5000® Index Fund
Class Name	Investment Class
Trading Symbol	WFIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The FT Wilshire 5000 IndexSM Fund - Investment Class returned 16.29% in 2025, underperforming the FT  Wilshire 5000 Index return of 17.13%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	16.29	12.63	13.66
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 294,523,689
Holdings Count | $ / shares	2,210
Advisory Fees Paid, Amount	$ 287,058
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$294,523,689
Number of Holdings	2,210
Net Advisory Fee	$287,058
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Information Technology	31.9%
Financials	14.1%
Consumer Discretionary	10.4%
Health Care	10.2%
Communication Services	10.0%
Industrials	9.1%
Consumer Staples	4.5%
Energy	3.0%
Real Estate	2.2%
Cash & Other	4.6%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.6%
Apple, Inc.	6.1%
Microsoft Corp.	5.4%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.4%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.4%
JPMorgan Chase & Co.	1.4%
[9]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	FT Wilshire 5000® Index Fund
Class Name	Institutional Class
Trading Symbol	WINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The FT Wilshire 5000 IndexSM Fund - Institutional Class returned 16.56% in 2025, underperforming the FT Wilshire 5000 Index return of 17.13%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	16.56	12.88	13.96
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 294,523,689
Holdings Count | $ / shares	2,210
Advisory Fees Paid, Amount	$ 287,058
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$294,523,689
Number of Holdings	2,210
Net Advisory Fee	$287,058
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Information Technology	31.9%
Financials	14.1%
Consumer Discretionary	10.4%
Health Care	10.2%
Communication Services	10.0%
Industrials	9.1%
Consumer Staples	4.5%
Energy	3.0%
Real Estate	2.2%
Cash & Other	4.6%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.6%
Apple, Inc.	6.1%
Microsoft Corp.	5.4%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.4%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.4%
JPMorgan Chase & Co.	1.4%
[10]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Investment Class
Trading Symbol	WLCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$175	1.50%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

Top Contributors
↑	Stock selection within Industrials, Financials and Materials were the top contributors of returns.

Top Detractors
↓	Underweight exposure to Financials was the top detractor of returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	33.71	8.64	9.30
MSCI AC WORLD INDEX ex USA Net (USD)	32.39	7.91	8.41
MSCI ACWI ex-USA IMI Index Net (USD)	31.96	7.77	8.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 233,863,313
Holdings Count | $ / shares	1,026
Advisory Fees Paid, Amount	$ 1,883,868
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$233,863,313
Number of Holdings	1,026
Net Advisory Fee	$1,883,868
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Financials	17.6%
Industrials	17.4%
Information Technology	11.9%
Consumer Discretionary	8.5%
Materials	6.8%
Health Care	6.7%
Consumer Staples	4.5%
Communication Services	3.5%
Mortgage Securities	3.4%
Cash & Other	19.7%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
MSCI EAFE Total Return Index	2.4%
Voya VACS Series SC Fund	2.0%
Siemens Energy AG	1.7%
Rolls-Royce Holdings PLC	1.5%
MSCI Emerging Markets Total Return Index	1.2%
ASML Holding NV	1.1%
UBS Group AG	1.0%
Safran SA	1.0%
BAE Systems PLC	1.0%

Top 10 Countries	(% of Net Assets)
United States	13.9%
Japan	10.5%
United Kingdom	8.9%
Germany	7.0%
Canada	6.3%
France	4.7%
China	4.3%
Taiwan	4.2%
Netherlands	3.2%
Cash & Other	37.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Institutional Class
Trading Symbol	WLTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.25%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire International Equity Fund - Institutional Class returned 33.93% in 2025, outperforming the MSCI All Country World ex USA Investable Market Index return of 31.96%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Industrials, Financials and Materials were the top contributors of returns.

Top Detractors
↓	Underweight exposure to Financials was the top detractor of returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	33.93	8.92	9.59
MSCI AC WORLD INDEX ex USA Net (USD)	32.39	7.91	8.41
MSCI ACWI ex-USA IMI Index Net (USD)	31.96	7.77	8.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 233,863,313
Holdings Count | $ / shares	1,026
Advisory Fees Paid, Amount	$ 1,883,868
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$233,863,313
Number of Holdings	1,026
Net Advisory Fee	$1,883,868
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Financials	17.6%
Industrials	17.4%
Information Technology	11.9%
Consumer Discretionary	8.5%
Materials	6.8%
Health Care	6.7%
Consumer Staples	4.5%
Communication Services	3.5%
Mortgage Securities	3.4%
Cash & Other	19.7%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
MSCI EAFE Total Return Index	2.4%
Voya VACS Series SC Fund	2.0%
Siemens Energy AG	1.7%
Rolls-Royce Holdings PLC	1.5%
MSCI Emerging Markets Total Return Index	1.2%
ASML Holding NV	1.1%
UBS Group AG	1.0%
Safran SA	1.0%
BAE Systems PLC	1.0%

Top 10 Countries	(% of Net Assets)
United States	13.9%
Japan	10.5%
United Kingdom	8.9%
Germany	7.0%
Canada	6.3%
France	4.7%
China	4.3%
Taiwan	4.2%
Netherlands	3.2%
Cash & Other	37.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Investment Class
Trading Symbol	WIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Income Opportunities Fund - Investment Class returned 7.18% in 2025, underperforming the  Bloomberg   U.S. Universal Bond Index  return of 7.58%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Exposure to credit such as high yield, and emerging market sovereigns significantly outperformed the Bloomberg US Universal Index.

Top Detractors
↓	Exposure to government securities was a detractor of relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2016)
Investment Class (without sales charge)	7.18	1.02	2.74
Bloomberg U.S. Universal Bond Index	7.58	0.06	2.21
Custom Blended Index	8.01	1.27	3.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 185,897,407
Holdings Count | $ / shares	1,495
Advisory Fees Paid, Amount	$ 831,379
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$185,897,407
Number of Holdings	1,495
Net Advisory Fee	$831,379
Portfolio Turnover	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Mortgage Securities	26.7%
Government	17.9%
Financial	9.0%
Asset Backed Securities	6.9%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	4.8%
Energy	4.3%
Utilities	4.0%
Industrial	3.8%
Cash & Other	17.7%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.5%
Federal National Mortgage Association	5.6%
United States Treasury Bill	2.7%
Federal Home Loan Mortgage Corp.	2.9%
Voya VACS Series HYB Fund	2.5%
BX Trust	2.0%
Government National Mortgage Association	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Voya VACS Series EMHCD Fund	1.1%
Progress Residential Trust	1.0%
[11]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

Top Contributors
↑	Exposure to credit such as high yield, and emerging market sovereigns significantly outperformed the Bloomberg US Universal Index.

Top Detractors
↓	Exposure to government securities was a detractor of relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2016)
Institutional Class (without sales charge)	7.47	1.29	2.97
Bloomberg U.S. Universal Bond Index	7.58	0.06	2.21
Custom Blended Index	8.01	1.27	3.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Net Assets	$ 185,897,407
Holdings Count | $ / shares	1,495
Advisory Fees Paid, Amount	$ 831,379
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$185,897,407
Number of Holdings	1,495
Net Advisory Fee	$831,379
Portfolio Turnover	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Mortgage Securities	26.7%
Government	17.9%
Financial	9.0%
Asset Backed Securities	6.9%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	4.8%
Energy	4.3%
Utilities	4.0%
Industrial	3.8%
Cash & Other	17.7%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.5%
Federal National Mortgage Association	5.6%
United States Treasury Bill	2.7%
Federal Home Loan Mortgage Corp.	2.9%
Voya VACS Series HYB Fund	2.5%
BX Trust	2.0%
Government National Mortgage Association	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Voya VACS Series EMHCD Fund	1.1%
Progress Residential Trust	1.0%
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Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.